N-2	May 01, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001959172
Amendment Flag	true
Amendment Description	1
Entity Inv Company Type	N-2
Securities Act File Number	333-268948
Investment Company Act File Number	811-23846
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Post-Effective Amendment	false
Investment Company Act Registration	true
Entity Registrant Name	Redwood Real Estate Income Fund
Entity Address, Address Line One	c/o UMB Fund Services, Inc
Entity Address, Address Line Two	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	414
Local Phone Number	-299-2270
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

The following tables describe the aggregate fees and expenses that the Fund expects to incur and that the Shareholders can expect to bear, either directly or indirectly, through an investment in the Fund.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Charge (Load) (as a percentage of offering price)

None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES)(1)

Management Fee(2)

1.75

%

Other Expenses(3)

0.42

%

Total Annual Expenses

2.17

%

(1)      This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.

(2)      For its provision of advisory services to the Fund, the Investment Manager receives a Management Fee at an annual rate of 1.75% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund, including leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). The Fund does not plan to engage in leverage during its first year of operations; therefore, the Management Fee based on net assets and Managed Assets will be the same during this period. The Management Fee will be paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

(3)      “Other Expenses” (as defined below) represent estimated amounts for the current fiscal year.

Management Fees [Percent]	1.75%	[1],[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.42%	[2],[3]
Total Annual Expenses [Percent]	2.17%	[2]
Expense Example [Table Text Block]

EXAMPLE

Class I Shares

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$22	$68	$117	$250

The example is based on the annual fees and expenses of Class I Shares set out in the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Expense Example, Year 01	$ 22
Expense Example, Years 1 to 3	68
Expense Example, Years 1 to 5	117
Expense Example, Years 1 to 10	$ 250
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES AND STRATEGIES

INVESTMENT OBJECTIVES

The Fund’s investment objective is to provide current income and preserve shareholders’ capital.

INVESTMENT STRATEGIES AND OVERVIEW OF INVESTMENT PROCESS

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its Managed Assets (defined below), including the amount of any borrowings for investment purposes, in U.S. commercial real-estate related income investments. For this purpose, commercial real-estate related income investments include U.S.-based: (i) real estate mortgages, (ii) participation notes of real estate mortgages, (iii) mezzanine debt, (iv) preferred equity, (v) lines of credit for other commercial real estate related investments and real estate related investment entities, such as REITs. These investments may include but are not limited to senior mortgage loans, second lien mortgages, also known as junior or sub-ordinated debt, unitranche debt, which represents a hybrid loan structure that combines senior debt and sub-ordinated debt into one loan, and participation interests in such mortgages or debt. “Managed Assets” means the total assets of the Fund, including leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).

The Fund will also invest up to 20% of its total assets in short-duration fixed income instruments. (e.g., short- or intermediate-term U.S. Treasury securities, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds). See “FIXED INCOME SECURITIES RISK”.

Temporary Investments

During the period in which the net proceeds of this offering of Shares are being invested, the Fund may invest, for defensive purposes, some or all of its assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; and credit linked notes that the Investment Manager considers appropriate under the circumstances. It is impossible to predict when, or for how long, the Fund will use these alternative strategies. There can be no assurance that such strategies will be successful.

Commercial Paper.    Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Certificates of Deposit.    Certificates of deposit are certificates that are issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

Fixed Time Deposits.    Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund may also hold funds on deposit with its custodian bank in an interest- bearing account for temporary purposes.

Bankers’ Acceptances.    Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Investment Process

The Fund investments will consist primarily of commercial real-estate related income investments located in the United States, which may include, but are not limited to senior mortgage loans, second lien mortgages, also known as junior or sub-ordinated debt, preferred equity, and mezzanine loans.

Senior Mortgage Loans.    These mortgage loans are typically secured by first liens on commercial properties, including the following property types: office, multifamily, retail, industrial, hospitality and mixed-use. In some cases, first lien mortgages may be divided into an A-Note and a B-Note. The A-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties that is senior to a B-Note secured by the same first mortgage property or group.

Subordinated Debt.    These loans may include structurally subordinated first mortgage loans and junior participations in first mortgage loans or participations in these types of assets. As noted above, a B-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties and is subordinated to an A-Note secured by the same first mortgage property or group. The subordination of a B-Note or junior participation typically is evidenced by participations or intercreditor agreements with other holders of interests in the note. B-Notes are subject to more credit risk with respect to the underlying mortgage collateral than the corresponding A-Note.

Preferred Equity.    Real estate preferred equity investments are subordinate to first mortgage loans and are not collateralized by the property underlying the investment. As a holder of preferred equity, the Fund seeks to enhance its position with covenants that limit the activities of the entity in which the Fund has an interest and protect the Fund’s equity by obtaining an exclusive right to control the underlying property after an event of default, should such a default occur on the Fund’s investment.

Mezzanine Loans.    Like B-Notes, these loans are also subordinated, but are usually secured by a pledge of the borrower’s equity ownership in the entity that owns the property or by a second lien mortgage on the property. In a liquidation, these loans are generally junior to any mortgage liens on the underlying property, but senior to any preferred equity or common equity interests in the entity that owns the property. Investor rights are usually governed by intercreditor agreements.

The Investment Manager expects that the Fund will directly hold interests in its investments or may enter into participation agreements with respect to loans and debt instruments.

The Investment Manager will seek to create a broad portfolio of loans and preferred equity with respect to the Fund’s investment portfolio. For each loan transaction, the Investment Manager will evaluate a wide range of information, which includes the borrower’s use of the proceeds, exit strategy (refinance or sale), guarantor financial statements, borrower and guarantor background and credit checks, and a detailed collateral analysis of the property including historical cashflows, rent rolls, sale and rental comps, market and sub-market trends (population, employment growth, etc.), historical rent and occupancy data, zoning, physical property condition/engineering, and environmental compliance. It is expected that 80% or more of the investments generally will include the following characteristics:

•        Loan Type: Secured debt

•        Collateral: Real estate or real estate-related interests

•        Loan Size: $1 million to approximately $100 million

•        Interest Rates: 5% to 12% (as reasonably adjusted for changes in SOFR)

•        Lending Area: United States

•        Loan-to-Estimated Value Ratio: Loan-to-estimated value ratio is the ratio between the loan amount and the amount of the Stabilized Value (i.e., the value of the real estate or real estate interests following the borrower’s completion of the associated business plan), as determined by the Investment Manager in its sole discretion. Typically, the loan-to-estimated value ratio is up to 70%.

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objectives will be achieved or that its strategy of investing will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost.

GENERAL RISKS

NO OPERATING HISTORY.    The Fund was organized on December 19, 2022. It had not yet commenced operations as of the date of this Prospectus and has no operating history. The Fund may not succeed in meeting its investment objective, and its NAV may decrease. As a new Fund, there is no assurance that the Fund will grow or maintain economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.

REPURCHASE OFFERS; LIMITED LIQUIDITY.    The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and not more than 25% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. The Fund does not intend to list the Shares on any securities exchange and the Fund does not expect a secondary market in the Shares to develop.

Repurchase offers generally are funded from available cash (including, if necessary, offering proceeds) or sales of portfolio investments but may be funded with borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio and portfolio turnover. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases, without offsetting new sales, may result in untimely sales of portfolio investments and a higher expense ratio, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

In addition, to the extent the Fund sells portfolio holdings in order to fund repurchase requests, the repurchase of Shares by the Fund may be a taxable event for the Shareholders of repurchased Shares, and potentially even for Shareholders that do not participate in the repurchase offer. Repurchase offers, if funded from offering proceeds, may constitute a return of capital for Federal income tax purposes. Any capital returned to Shareholders through the repurchase of Shares will be distributed after payment of Fund fees and expenses. See “Taxes — Taxation of the Fund — Distribution to Shareholders.”

Notices of each repurchase offer are sent to shareholders at least 21 days before the “Repurchase Request Deadline” (i.e., the date by which Shareholders must tender their Shares in response to a repurchase offer). The Fund determines the NAV applicable to repurchases no later than the fourteen (14) days after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day) (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Shareholders between one and three business days after the Repurchase Pricing Date and will distribute payment no later than 7 calendar days after such date. The Fund expects to distribute payment to

Shareholders between one and three business days after the Repurchase Pricing Date and will distribute payment no later than seven (7) calendar days after such date. If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the Repurchase Request Deadline. Because the NAV applicable to a repurchase is calculated 14 days after the Repurchase Request Deadline, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares. See “Offers to Repurchase/Repurchase Procedures.” Shareholders may be subject to market risk in relation to the tender of their Shares for repurchase because like other market investments, the value of the Fund’s Shares may move up or down, sometimes rapidly and unpredictably, between the date a repurchase offer terminates and the repurchase date.

In certain circumstances, the Board may require a Shareholder to tender its Shares if, among other reasons, the Board determines that continued ownership of such Shares by the Shareholder may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal consequences, or would otherwise be in the best interests of the Fund.

Non-Diversified Status.    The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

LEGAL, TAX AND REGULATORY.    Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, changes in the direct or indirect regulation of leveraged investors may materially adversely affect the ability of the Fund to pursue its investment objectives or strategies. Increased regulatory oversight and other legislation or regulation could result.

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY.    If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

NON-QUALIFICATION AS A REAL ESTATE INVESTMENT TRUST.    If a subsidiary of the Fund that is taxed as a REIT (or the Fund, if the Fund were in the future to decide to elect to be taxed as a REIT instead of as a RIC) were to fail to qualify as a REIT under Subchapter M of Subtitle A, Chapter 1, of the Code, all of the taxable income of such subsidiary (or the Fund) would be subject to tax at regular corporate rates without any deduction for distributions. For a discussion of the requirements to qualify as a REIT, please see “TAXATION OF THE FUND” in the Fund’s SAI.

CYBERSECURITY RISK.    Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. In addition, the Fund and Investment Manager have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

DISTRIBUTION POLICY.    The Fund intends to pay distributions monthly on the Shares in amounts representing substantially all of the net investment income. Distributions cannot be assured, and the amount of each distribution is likely to vary. Distributions will be paid at least annually in amounts representing substantially all of the net investment income not previously distributed in a monthly distribution and net capital gains, if any, earned each year. All or a portion of a distribution may consist of a return of capital (i.e., from your original investment) for Federal income tax purposes and not net investment income. Shareholders should not assume that the source of a distribution from the Fund is net investment income. Shareholders should note that a return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares, even if the shares are sold at a loss. See, “TAXES.”

INVESTMENT-RELATED RISKS

GENERAL INVESTMENT-RELATED RISKS

GENERAL ECONOMIC AND MARKET CONDITIONS.    The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

RISKS OF SECURITIES ACTIVITIES OF THE FUND.    The Fund will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

ASSET ALLOCATION RISK.    The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

PANDEMIC RISK.    The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The Fund and Investment Manager have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s advisers rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

To satisfy any repurchase requests during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Fund will be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value. In addition, any repurchase completed while the Fund has unrealized losses may cause the investors whose shares were repurchased to crystalize their losses even if such unrealized losses do not ultimately convert into realized losses. You should review this Prospectus and the SAI to understand the Fund’s discretion to implement temporary defensive measures.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower or higher interest rates. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of recent efforts undertaken by the U.S. Federal Reserve to address the high inflation rate following the COVID-19 pandemic, such as the increase of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government, are not yet fully known. The duration of the COVID-19 outbreak and its full impacts are also unknown, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments.

COUNTERPARTY CREDIT RISK.    Many of the markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

FRAUD RISK.    Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

Investment Strategy-SPECIFIC INVESTMENT-RELATED RISKS

In addition to the risks generally described in this Prospectus and the SAI, the following are some of the specific risks associated with the styles of investing which may be utilized by the Investment Manager:

SOURCING INVESTMENT OPPORTUNITIES RISK.    On an ongoing basis, it cannot be certain that the Investment Manager will be able to continue to locate a sufficient number of suitable investment opportunities to allow the Fund to fully implement its investment strategies. In addition, privately negotiated investments require substantial due diligence and structuring, and the Fund may not be able to achieve its anticipated investment pace. These factors increase the uncertainty, and thus the risk, of investing in the Fund. To the extent the Fund is unable to fully deploy its capital, its investment income and, in turn, the results of its operations, will likely be materially adversely affected.

REINVESTMENT RISK.    Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured or pre-paid obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Fund’s Shares.

Mortgage Loan Risk.    The Fund will invest in commercial mortgage loans, including mezzanine loans, which are secured by multi-family residential, commercial use or other properties and are subject to risks of delinquency and foreclosure and risks of loss. Commercial mortgage loans are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial mortgage loan, then the options for financial recovery are limited in nature. In the event of any default under a mortgage or real estate loan held directly by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the Fund’s profitability.

MORTGAGE PARTICIPATION RISK.    The Fund’s investments in commercial real estate loans will include acquisition of participation interests in such loans. By holding a participation in a loan, the Fund generally will not have the direct right to enforce compliance by the borrower with the terms of the loan agreement. Any desired compliance enforcement with the borrower would potentially require the cooperation of other holders of participation interests in the same underlying loan. The inability to enforce borrower compliance with respect to participation interests in a mortgage loan owned by the Fund could have a material adverse effect on the Fund’s profitability.

Fixed Income Securities Risk.    A rise in interest rates typically causes bond prices to fall. The longer the duration of bonds held by a Fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by 1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of a bond will determine how much the price of the bond will change in response to the change in yield.

INFLATION/DEFLATION RISK.    Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

DEPENDENCE ON KEY PERSONNEL RISK.    The Investment Manager may be dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Investment Manager were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the Investment Manager may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio, and the Fund’s performance may lag behind that of similar funds. The Investment Manager has informed the Fund that its investment professionals are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the Investment Manager may become associated with the Fund, and the performance of the Fund may also depend on the experience and expertise of such individuals.

SECURED DEBT.    Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. However, there is a risk that the collateral securing the loans held by the Fund may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the borrower to raise additional capital. Also, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment if it is forced to enforce its remedies. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

SECOND LIEN AND SUBORDINATED LOANS.    The Fund may invest in secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower.

In addition, the rights the Fund may have with respect to the collateral securing the loans made to borrowers with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund may enter into with the holders of such senior debt. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: (i) the ability to cause the commencement of enforcement proceedings against the collateral; (ii) the ability to control the conduct of such proceedings; (iii) the approval of amendments to collateral documents; (iv) releases of liens on the collateral; and (v) waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if the Fund’s rights are adversely affected.

DIRECT LENDING RISK.    To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt.

Preferred Securities Risk.    Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

ILLIQUID PORTFOLIO INVESTMENTS.    Certain loans that the Fund invests in may not be registered under the Securities Act of 1933, as amended (the “Securities Act”) and are not listed on any securities exchange. Accordingly, those loan investments may have limited transferability unless they are first registered under the Securities Act and all applicable state or foreign securities laws or the transfer qualifies for an exemption from such registration. A reliable secondary market has yet to develop, nor may one ever develop for such loans and, as such, these investments should be considered illiquid. Until an active secondary market develops, the Fund intends to primarily hold such loans until maturity. The Fund may not be able to sell any of those loans even under circumstances when the Investment Manager believes it would be in the best interests of the Fund to sell such investments. In such circumstances, the overall returns to the Fund from those loans may be adversely affected. Moreover, those loans may be subject to certain additional significant restrictions on transferability. Although the Fund may attempt to increase its liquidity by borrowing from a bank or other institution, its assets may not readily be accepted as collateral for such borrowing.

LENDER LIABILITY CONSIDERATIONS AND EQUITABLE SUBORDINATION.    A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

VALUATION RISK.    Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment, resulting in a dilution of the value of the Shares of Shareholders who do not tender their Shares in any coincident tender offer and a windfall to tendering Shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to Shareholders remaining in the Fund, but a shortfall to tendering Shareholders.

Real Estate Industry Concentration. The Fund will concentrate its investments in securities of real estate industry issuers. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties.    Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties.    Office properties are affected by a downturn in the businesses operated by their tenants.

Hospitality Properties.    Hotel properties and other properties in the hospitality real estate sector, such as motels and extended stay properties, are affected by declines in business and leisure travel.

Healthcare Properties.    Healthcare properties are affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, and the continued availability of revenue from government reimbursement programs.

Industrial Properties.    Industrial properties are affected by downturns in the manufacturing, processing and shipping of goods.

Multifamily Properties.    Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Residential Properties.    Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers.    Shopping center properties are affected by changes in the local markets where their properties are located and dependent upon the successful operations and financial condition of their major tenants.

Self-Storage Properties.    Self-storage properties are affected by changes to competing local properties, consumer and small business demand for storage space, and the ability of the management team.

Other factors may contribute to the risk of real estate investments:

Development Issues.    Real estate development companies that own the real estate in which the Fund owns mortgage securities related to, can be affected by construction delays and insufficient tenant demand to occupy newly developed properties.

Lack of Insurance.    Certain of the mortgages in the Fund’s portfolio may be on property that fails to maintain or carry comprehensive liability, fire, flood, wind or earthquake extended coverage and rental loss insurance, and may be subject to various policy specifications, limits and deductibles.

Dependence on Tenants.    Companies in the real estate industry which may own the underlying real estate that the Fund holds a mortgage on, may depend upon the ability of the tenants at their properties to generate enough income in excess of tenant operating expenses to make their mortgage payments.

Financial Leverage.    Companies in the real estate industry which may own the real estate on which the Fund may invest may be highly leveraged and financial covenants may affect their ability to operate effectively, and potentially impact their ability to make scheduled mortgage payments.

Environmental Issues.    Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs, which could impact the ability of such owners to satisfy the mortgage obligations.

BORROWING; USE OF LEVERAGE.    The Fund may leverage its investments by “borrowing.” The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to employ leverage through the use of bank credit facilities and/or the issuance of preferred shares. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders.

In addition to the foregoing, the use of leverage involves risks and special considerations for Shareholders, including:

•        the likelihood of greater volatility of NAV, market price and dividend rate of the Shares than a comparable portfolio without leverage;

•        a decline in NAV could affect the Fund’s ability to make dividend payments, and a failure to pay dividends or make distributions could result in the Fund ceasing to qualify for pass-through tax treatment under Subchapter M of Subtitle A, Chapter 1, of the Code;

•        the costs of borrowing may exceed the income from the portfolio securities purchased with the borrowed money;

•        a decline in NAV will result if the investment performance of the additional securities purchased fails to cover their cost to the Fund (including any interest paid on the money borrowed or dividend requirements of preferred shares, if any);

•        the risk that fluctuations in interest rates on borrowings or on short-term debt or in the interest or dividend rates on any debt securities or preferred shares that the Fund must pay will reduce the return to the Shareholders;

•        the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Shares;

•        when the Fund uses financial leverage, the investment management fees payable to the Investment Manager will be higher than if the Fund did not use leverage. This may create a conflict of interest between the Investment Manager, on the one hand, and the holders of Shares, on the other; and

•        leverage may increase operating costs, which may reduce total return.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund is authorized to offer one class of Shares designated as Class I Shares. While the Fund presently intends to offer one class of Shares, it may offer other classes of Shares as well in the future, subject to receipt of the necessary exemptive relief. There is no assurance that the SEC will grant any such exemptive relief if requested by the Fund. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of Class I Shares described herein, including without limitation, in the following respects: (1) the minimum initial investment required; (2) different class designations; (3) the impact of any class expenses directly attributable to Class I Shares; (4) differences in any dividends and NAVs resulting from differences in class expenses; (5) any sales load structure; and (6) any conversion features, as permitted under the Investment Company Act. The Fund’s repurchase offers will be made to all of its classes of Shares at the same time, in the same proportional amounts and on the same terms, except for differences in NAVs resulting from differences in class expenses.

Security Title [Text Block]	DESCRIPTION OF SHARES
GENERAL RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL RISKS

NO OPERATING HISTORY.    The Fund was organized on December 19, 2022. It had not yet commenced operations as of the date of this Prospectus and has no operating history. The Fund may not succeed in meeting its investment objective, and its NAV may decrease. As a new Fund, there is no assurance that the Fund will grow or maintain economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.

REPURCHASE OFFERS; LIMITED LIQUIDITY.    The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and not more than 25% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. The Fund does not intend to list the Shares on any securities exchange and the Fund does not expect a secondary market in the Shares to develop.

Repurchase offers generally are funded from available cash (including, if necessary, offering proceeds) or sales of portfolio investments but may be funded with borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio and portfolio turnover. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases, without offsetting new sales, may result in untimely sales of portfolio investments and a higher expense ratio, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

In addition, to the extent the Fund sells portfolio holdings in order to fund repurchase requests, the repurchase of Shares by the Fund may be a taxable event for the Shareholders of repurchased Shares, and potentially even for Shareholders that do not participate in the repurchase offer. Repurchase offers, if funded from offering proceeds, may constitute a return of capital for Federal income tax purposes. Any capital returned to Shareholders through the repurchase of Shares will be distributed after payment of Fund fees and expenses. See “Taxes — Taxation of the Fund — Distribution to Shareholders.”

Notices of each repurchase offer are sent to shareholders at least 21 days before the “Repurchase Request Deadline” (i.e., the date by which Shareholders must tender their Shares in response to a repurchase offer). The Fund determines the NAV applicable to repurchases no later than the fourteen (14) days after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day) (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Shareholders between one and three business days after the Repurchase Pricing Date and will distribute payment no later than 7 calendar days after such date. The Fund expects to distribute payment to

Shareholders between one and three business days after the Repurchase Pricing Date and will distribute payment no later than seven (7) calendar days after such date. If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the Repurchase Request Deadline. Because the NAV applicable to a repurchase is calculated 14 days after the Repurchase Request Deadline, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares. See “Offers to Repurchase/Repurchase Procedures.” Shareholders may be subject to market risk in relation to the tender of their Shares for repurchase because like other market investments, the value of the Fund’s Shares may move up or down, sometimes rapidly and unpredictably, between the date a repurchase offer terminates and the repurchase date.

In certain circumstances, the Board may require a Shareholder to tender its Shares if, among other reasons, the Board determines that continued ownership of such Shares by the Shareholder may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal consequences, or would otherwise be in the best interests of the Fund.

Non-Diversified Status.    The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

LEGAL, TAX AND REGULATORY.    Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, changes in the direct or indirect regulation of leveraged investors may materially adversely affect the ability of the Fund to pursue its investment objectives or strategies. Increased regulatory oversight and other legislation or regulation could result.

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY.    If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

NON-QUALIFICATION AS A REAL ESTATE INVESTMENT TRUST.    If a subsidiary of the Fund that is taxed as a REIT (or the Fund, if the Fund were in the future to decide to elect to be taxed as a REIT instead of as a RIC) were to fail to qualify as a REIT under Subchapter M of Subtitle A, Chapter 1, of the Code, all of the taxable income of such subsidiary (or the Fund) would be subject to tax at regular corporate rates without any deduction for distributions. For a discussion of the requirements to qualify as a REIT, please see “TAXATION OF THE FUND” in the Fund’s SAI.

CYBERSECURITY RISK.    Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. In addition, the Fund and Investment Manager have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

DISTRIBUTION POLICY.    The Fund intends to pay distributions monthly on the Shares in amounts representing substantially all of the net investment income. Distributions cannot be assured, and the amount of each distribution is likely to vary. Distributions will be paid at least annually in amounts representing substantially all of the net investment income not previously distributed in a monthly distribution and net capital gains, if any, earned each year. All or a portion of a distribution may consist of a return of capital (i.e., from your original investment) for Federal income tax purposes and not net investment income. Shareholders should not assume that the source of a distribution from the Fund is net investment income. Shareholders should note that a return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares, even if the shares are sold at a loss. See, “TAXES.”

GENERAL INVESTMENT-RELATED RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL INVESTMENT-RELATED RISKS

GENERAL ECONOMIC AND MARKET CONDITIONS.    The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

RISKS OF SECURITIES ACTIVITIES OF THE FUND.    The Fund will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

ASSET ALLOCATION RISK.    The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

PANDEMIC RISK.    The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The Fund and Investment Manager have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s advisers rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

To satisfy any repurchase requests during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Fund will be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value. In addition, any repurchase completed while the Fund has unrealized losses may cause the investors whose shares were repurchased to crystalize their losses even if such unrealized losses do not ultimately convert into realized losses. You should review this Prospectus and the SAI to understand the Fund’s discretion to implement temporary defensive measures.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower or higher interest rates. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of recent efforts undertaken by the U.S. Federal Reserve to address the high inflation rate following the COVID-19 pandemic, such as the increase of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government, are not yet fully known. The duration of the COVID-19 outbreak and its full impacts are also unknown, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments.

COUNTERPARTY CREDIT RISK.    Many of the markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

FRAUD RISK.    Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

Investment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Strategy-SPECIFIC INVESTMENT-RELATED RISKS

In addition to the risks generally described in this Prospectus and the SAI, the following are some of the specific risks associated with the styles of investing which may be utilized by the Investment Manager:

SOURCING INVESTMENT OPPORTUNITIES RISK.    On an ongoing basis, it cannot be certain that the Investment Manager will be able to continue to locate a sufficient number of suitable investment opportunities to allow the Fund to fully implement its investment strategies. In addition, privately negotiated investments require substantial due diligence and structuring, and the Fund may not be able to achieve its anticipated investment pace. These factors increase the uncertainty, and thus the risk, of investing in the Fund. To the extent the Fund is unable to fully deploy its capital, its investment income and, in turn, the results of its operations, will likely be materially adversely affected.

REINVESTMENT RISK.    Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured or pre-paid obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Fund’s Shares.

Mortgage Loan Risk.    The Fund will invest in commercial mortgage loans, including mezzanine loans, which are secured by multi-family residential, commercial use or other properties and are subject to risks of delinquency and foreclosure and risks of loss. Commercial mortgage loans are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial mortgage loan, then the options for financial recovery are limited in nature. In the event of any default under a mortgage or real estate loan held directly by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the Fund’s profitability.

MORTGAGE PARTICIPATION RISK.    The Fund’s investments in commercial real estate loans will include acquisition of participation interests in such loans. By holding a participation in a loan, the Fund generally will not have the direct right to enforce compliance by the borrower with the terms of the loan agreement. Any desired compliance enforcement with the borrower would potentially require the cooperation of other holders of participation interests in the same underlying loan. The inability to enforce borrower compliance with respect to participation interests in a mortgage loan owned by the Fund could have a material adverse effect on the Fund’s profitability.

Fixed Income Securities Risk.    A rise in interest rates typically causes bond prices to fall. The longer the duration of bonds held by a Fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by 1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of a bond will determine how much the price of the bond will change in response to the change in yield.

INFLATION/DEFLATION RISK.    Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

DEPENDENCE ON KEY PERSONNEL RISK.    The Investment Manager may be dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Investment Manager were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the Investment Manager may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio, and the Fund’s performance may lag behind that of similar funds. The Investment Manager has informed the Fund that its investment professionals are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the Investment Manager may become associated with the Fund, and the performance of the Fund may also depend on the experience and expertise of such individuals.

SECURED DEBT.    Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. However, there is a risk that the collateral securing the loans held by the Fund may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the borrower to raise additional capital. Also, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment if it is forced to enforce its remedies. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

SECOND LIEN AND SUBORDINATED LOANS.    The Fund may invest in secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower.

In addition, the rights the Fund may have with respect to the collateral securing the loans made to borrowers with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund may enter into with the holders of such senior debt. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: (i) the ability to cause the commencement of enforcement proceedings against the collateral; (ii) the ability to control the conduct of such proceedings; (iii) the approval of amendments to collateral documents; (iv) releases of liens on the collateral; and (v) waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if the Fund’s rights are adversely affected.

DIRECT LENDING RISK.    To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt.

Preferred Securities Risk.    Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

ILLIQUID PORTFOLIO INVESTMENTS.    Certain loans that the Fund invests in may not be registered under the Securities Act of 1933, as amended (the “Securities Act”) and are not listed on any securities exchange. Accordingly, those loan investments may have limited transferability unless they are first registered under the Securities Act and all applicable state or foreign securities laws or the transfer qualifies for an exemption from such registration. A reliable secondary market has yet to develop, nor may one ever develop for such loans and, as such, these investments should be considered illiquid. Until an active secondary market develops, the Fund intends to primarily hold such loans until maturity. The Fund may not be able to sell any of those loans even under circumstances when the Investment Manager believes it would be in the best interests of the Fund to sell such investments. In such circumstances, the overall returns to the Fund from those loans may be adversely affected. Moreover, those loans may be subject to certain additional significant restrictions on transferability. Although the Fund may attempt to increase its liquidity by borrowing from a bank or other institution, its assets may not readily be accepted as collateral for such borrowing.

LENDER LIABILITY CONSIDERATIONS AND EQUITABLE SUBORDINATION.    A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

VALUATION RISK.    Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment, resulting in a dilution of the value of the Shares of Shareholders who do not tender their Shares in any coincident tender offer and a windfall to tendering Shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to Shareholders remaining in the Fund, but a shortfall to tendering Shareholders.

Real Estate Industry Concentration. The Fund will concentrate its investments in securities of real estate industry issuers. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties.    Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties.    Office properties are affected by a downturn in the businesses operated by their tenants.

Hospitality Properties.    Hotel properties and other properties in the hospitality real estate sector, such as motels and extended stay properties, are affected by declines in business and leisure travel.

Healthcare Properties.    Healthcare properties are affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, and the continued availability of revenue from government reimbursement programs.

Industrial Properties.    Industrial properties are affected by downturns in the manufacturing, processing and shipping of goods.

Multifamily Properties.    Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Residential Properties.    Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers.    Shopping center properties are affected by changes in the local markets where their properties are located and dependent upon the successful operations and financial condition of their major tenants.

Self-Storage Properties.    Self-storage properties are affected by changes to competing local properties, consumer and small business demand for storage space, and the ability of the management team.

Other factors may contribute to the risk of real estate investments:

Development Issues.    Real estate development companies that own the real estate in which the Fund owns mortgage securities related to, can be affected by construction delays and insufficient tenant demand to occupy newly developed properties.

Lack of Insurance.    Certain of the mortgages in the Fund’s portfolio may be on property that fails to maintain or carry comprehensive liability, fire, flood, wind or earthquake extended coverage and rental loss insurance, and may be subject to various policy specifications, limits and deductibles.

Dependence on Tenants.    Companies in the real estate industry which may own the underlying real estate that the Fund holds a mortgage on, may depend upon the ability of the tenants at their properties to generate enough income in excess of tenant operating expenses to make their mortgage payments.

Financial Leverage.    Companies in the real estate industry which may own the real estate on which the Fund may invest may be highly leveraged and financial covenants may affect their ability to operate effectively, and potentially impact their ability to make scheduled mortgage payments.

Environmental Issues.    Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs, which could impact the ability of such owners to satisfy the mortgage obligations.

BORROWING; USE OF LEVERAGE.    The Fund may leverage its investments by “borrowing.” The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to employ leverage through the use of bank credit facilities and/or the issuance of preferred shares. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders.

In addition to the foregoing, the use of leverage involves risks and special considerations for Shareholders, including:

•        the likelihood of greater volatility of NAV, market price and dividend rate of the Shares than a comparable portfolio without leverage;

•        a decline in NAV could affect the Fund’s ability to make dividend payments, and a failure to pay dividends or make distributions could result in the Fund ceasing to qualify for pass-through tax treatment under Subchapter M of Subtitle A, Chapter 1, of the Code;

•        the costs of borrowing may exceed the income from the portfolio securities purchased with the borrowed money;

•        a decline in NAV will result if the investment performance of the additional securities purchased fails to cover their cost to the Fund (including any interest paid on the money borrowed or dividend requirements of preferred shares, if any);

•        the risk that fluctuations in interest rates on borrowings or on short-term debt or in the interest or dividend rates on any debt securities or preferred shares that the Fund must pay will reduce the return to the Shareholders;

•        the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Shares;

•        when the Fund uses financial leverage, the investment management fees payable to the Investment Manager will be higher than if the Fund did not use leverage. This may create a conflict of interest between the Investment Manager, on the one hand, and the holders of Shares, on the other; and

•        leverage may increase operating costs, which may reduce total return.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
Contact Personnel Name	Terrance P. Gallagher

[1]	For its provision of advisory services to the Fund, the Investment Manager receives a Management Fee at an annual rate of 1.75% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund, including leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). The Fund does not plan to engage in leverage during its first year of operations; therefore, the Management Fee based on net assets and Managed Assets will be the same during this period. The Management Fee will be paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.
[2]	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.
[3]	“Other Expenses” (as defined below) represent estimated amounts for the current fiscal year.